Schedule of Outstanding Amounts (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
Secured term loans	$ 17,200,000
Unsecured loans and lines of credit	528,042
Total loans funded by Parent	$ 17,728,042